19 Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of borrowings
	2020 £’000	2019 £’000	2018 £’000
Current
Bank loans	–	–	4
Lease liabilities	93	233	80
Government and research loans	107	179	284
Total	200	412	368
Non-current
Bank loans	–	–	–
Lease liabilities	60	912	170
Government and research loans	–	4,758	714
Total	60	5,670	884